Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire equity awards, which often include stock options, on or soon after a new hire’s employment start date and annual awards, which often include stock options, generally in the first quarter of each fiscal year, which annual grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.We do not grant equity awards in anticipation of the release of material nonpublic information, or MNPI, and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. During 2024, we did not grant any stock options to our named executive officers. We have No information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

We do not have a policy that prohibits employees (including officers) and directors or any of their designees, from purchasing financial instruments (including prepaid variable forward contracts, equity swaps, collars, and exchange funds), or otherwise engaging in transactions, that hedge or offset, or are designed to hedge or offset, any decrease in the market value of the Company’s equity securities granted to the employee or director by the Company as part of the compensation of the employee or director or otherwise held, directly or indirectly, by the employee or director.

Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false